Premier Indemnity Holding Company

3001 North Rocky Point Drive, Suite 200

Tampa, Florida 33607

October 4, 2006
Remitted Via EDGAR

Ms. Mary K. Fraser, Esq.

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E., Mail Stop 6010

Washington, D.C. 20549

RE:	Premier Indemnity Holding Company
File Number 333-132482;
Response to Your Comment Letter

Dear Ms. Fraser:

On behalf of Premier Indemnity Holding Company, allow me express our appreciation for the kind assistance and helpful comments that we have received from you and all other members of the staff in connection with Amendment No. 6 to the Company’s Form SB-2 Registration Statement.

In that connection, the Company hereby submits this letter in response to your letter.

Description of Business – page 23

The Company – page 23

Continuing Challenges of Hurricanes – page 25

1.            We anticipate that we will incur fees for the services to be provided by Demotech. As of this time we do not know the amount of the fees. We have revised the Demotech disclosures on pages 25-26 and these disclosures mirror the draft provided to you last week by telecopier.

Balance Sheet as of June 30, 2006 (Unaudited), page F-2

2.            We revised the balance sheet in accordance with the discussions between Ms. Bruckner and our CPA, Mr. Reisig.

Page Two

Ms. Mary K. Fraser, Esq.

Division of Corporation Finance

U.S. Securities and Exchange Commission

October 4, 2006

On behalf of the Company, allow me to express our continued appreciation for your kind assistance. If you have any questions or further comments, please contact the Company through our legal counsel, William M. Aul (TEL: 619-497-2555 and FAX: 619-542-0555).

Thank you.

Sincerely,

/s/ Stephen L. Rohde
Stephen L. Rohde
President

SLR: mds

cc: file

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